Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Jan. 02, 2021	Oct. 03, 2020	Dec. 28, 2019	Sep. 28, 2019
Payables and Accruals [Abstract]
Accrued payroll and employee benefits	$ 19,394	$ 32,420	$ 12,529	$ 14,694
Occupancy expenses	3,150	3,573	5,992	14,669
Interest	489	9,377	12,887	17,520
Sales taxes	7,970	11,164	5,540	9,045
Self-insurance reserves	5,993	6,518	6,607	6,242
Customer deposits	9,304	13,286	3,317	6,246
All other current liabilities	12,786	24,829	7,509	13,705
Total accrued expenses	$ 59,086	$ 101,167	$ 54,381	$ 82,121